Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment
4.  Property and Equipment
Property and equipment are depreciated on a straight-line basis over the period of their estimated useful lives. As of December 31, 2024, the estimated useful lives of the Company’s assets are as follows:

Pharmacy and lab equipment	5–7 years
Automobiles	3 years
Computer equipment and software	3 years
Leasehold improvements	Lesser of useful life or lease term
Furniture, fixtures, and office equipment	5 years
Property and equipment as of December 31, consisted of the following:

	2023	2024

Pharmacy and lab equipment	$60,506	$68,635

Automobiles	17,918	18,855

Computer equipment and software	13,825	15,087

Leasehold improvements	14,043	17,345

Furniture, fixtures, and office equipment	7,696	7,941

	113,988	127,863

Less accumulated depreciation	(68,924)	(77,980)

Total property and equipment, net	$45,064	$49,883

Depreciation expense for the years ended December 31, 2023 and 2024 was $15,166 and $16,470 respectively. Depreciation of assets is reported on the Consolidated Statements of Operations as either Cost of goods sold or Selling, general and administrative expense, as determined by the nature of the asset. Depreciation expense reported in Cost of goods sold for the years ended December 31, 2023 and 2024 was $6,507 and $7,060, respectively. Depreciation expense reported in Selling, general and administrative expense for the years ended December 31, 2023 and 2024 was $8,659 and $9,410, respectively.